Disclosure of detailed information about share-based payment expenses (recoveries) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Share-based payment expenses (recoveries)	$ (2,373)	$ 15,919
Cost Of Sale [Member]
Statements [Line Items]
Share-based payment expenses (recoveries)	160	1,946
Selling and administrative expenses [Member]
Statements [Line Items]
Share-based payment expenses (recoveries)	(2,579)	12,649
Other operating expenses [Member]
Statements [Line Items]
Share-based payment expenses (recoveries)	46	1,324
Restricted Share Unit [Member]
Statements [Line Items]
Share-based payment expenses (recoveries)	(496)	12,937
Restricted Share Unit [Member] | Cost Of Sale [Member]
Statements [Line Items]
Share-based payment expenses (recoveries)	160	1,946
Restricted Share Unit [Member] | Selling and administrative expenses [Member]
Statements [Line Items]
Share-based payment expenses (recoveries)	(702)	9,667
Restricted Share Unit [Member] | Other operating expenses [Member]
Statements [Line Items]
Share-based payment expenses (recoveries)	46	1,324
Deferred Share Unit [Member]
Statements [Line Items]
Share-based payment expenses (recoveries)	(1,877)	2,982
Deferred Share Unit [Member] | Cost Of Sale [Member]
Statements [Line Items]
Share-based payment expenses (recoveries)	0	0
Deferred Share Unit [Member] | Selling and administrative expenses [Member]
Statements [Line Items]
Share-based payment expenses (recoveries)	(1,877)	2,982
Deferred Share Unit [Member] | Other operating expenses [Member]
Statements [Line Items]
Share-based payment expenses (recoveries)	$ 0	$ 0